GENERAL AND ADMINISTRATIVE EXPENSES (Details Narrative) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Salary paid	[1]	$ 1,356,000	$ 528,000
Sleep X Ltd [Member]
Salary paid		$ 145,000	$ 60,000

[1]	includes stock-based compensation of $1,049,379 and $485,096 respectively.